T. ROWE PRICE U.S. Equity Research Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 7.9%
Diversified Telecommunication Services 0.4%
Verizon Communications  1,091,730 41,453
41,453
Entertainment 1.3%
Activision Blizzard  269,599 20,042
Netflix (1) 151,982 35,783
Walt Disney (1) 910,701 85,906
141,731
Interactive Media & Services 5.0%
Alphabet, Class A (1) 1,719,515 164,472
Alphabet, Class C (1) 2,662,410 255,991
Meta Platforms, Class A (1) 899,110 121,991
542,454
Media 0.2%
Charter Communications, Class A (1) 26,375 8,001
Comcast, Class A  614,527 18,024
26,025
Wireless Telecommunication Services 1.0%
T-Mobile U.S. (1) 783,331 105,100
105,100
Total Communication Services 856,763
CONSUMER DISCRETIONARY 12.4%
Auto Components 0.1%
Aptiv (1) 35,673 2,790
Magna International  203,095 9,631
12,421
Automobiles 2.8%
Rivian Automotive, Class A (1) 183,609 6,043
Tesla (1) 1,123,616 298,039
304,082
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (1) 186,260 10,738
10,738
Hotels, Restaurants & Leisure 2.4%
Booking Holdings (1) 17,887 29,392
Chipotle Mexican Grill (1) 28,876 43,394
Hilton Worldwide Holdings  195,810 23,619
Las Vegas Sands (1) 396,669 14,883
T. ROWE PRICE U.S. Equity Research Fund

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marriott International, Class A  185,583 26,007
McDonald's  290,646 67,064
MGM Resorts International  441,120 13,110
Starbucks  434,835 36,639
Wynn Resorts (1) 122,426 7,716
261,824
Household Durables 0.1%
NVR (1) 3,889 15,506
15,506
Internet & Direct Marketing Retail 3.4%
Amazon.com (1) 3,277,639 370,373
370,373
Multiline Retail 0.4%
Dollar General  126,420 30,323
Dollar Tree (1) 118,334 16,105
46,428
Specialty Retail 2.7%
AutoZone (1) 12,364 26,483
Burlington Stores (1) 97,663 10,928
Home Depot  402,868 111,167
Lowe's  196,099 36,829
O'Reilly Automotive (1) 55,569 39,084
Ross Stores  330,770 27,874
TJX  335,786 20,859
Ulta Beauty (1) 34,855 13,984
287,208
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B  582,733 48,437
48,437
Total Consumer Discretionary 1,357,017
CONSUMER STAPLES 6.7%
Beverages 2.5%
Coca-Cola  1,504,611 84,288
Constellation Brands, Class A  212,692 48,851
Keurig Dr Pepper  729,956 26,147
Monster Beverage (1) 461,599 40,141
PepsiCo  445,357 72,709
272,136
Food & Staples Retailing 1.5%
Costco Wholesale  163,084 77,020

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  613,513 79,572
156,592
Food Products 0.6%
Conagra Brands  388,662 12,682
Darling Ingredients (1) 150,743 9,971
Mondelez International, Class A  765,470 41,971
64,624
Household Products 1.1%
Colgate-Palmolive  90,561 6,362
Kimberly-Clark  115,975 13,052
Procter & Gamble  812,714 102,605
122,019
Personal Products 0.3%
Estee Lauder, Class A  127,393 27,504
27,504
Tobacco 0.7%
Altria Group  544,336 21,980
Philip Morris International  627,836 52,117
74,097
Total Consumer Staples 716,972
ENERGY 3.9%
Energy Equipment & Services 0.3%
Halliburton  1,267,178 31,198
31,198
Oil, Gas & Consumable Fuels 3.6%
Chevron  585,996 84,190
ConocoPhillips  795,560 81,418
EOG Resources  316,893 35,406
Exxon Mobil  820,330 71,623
Hess  208,764 22,753
Marathon Petroleum  301,048 29,903
Pioneer Natural Resources  78,908 17,086
TC Energy  152,300 6,136
TotalEnergies, ADR  808,960 37,633
386,148
Total Energy 417,346
FINANCIALS 11.3%
Banks 4.0%
Bank of America  2,853,027 86,161
Citigroup  290,500 12,105
Citizens Financial Group  150,465 5,170

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fifth Third Bancorp  938,846 30,006
First Republic Bank  164,200 21,436
Huntington Bancshares  3,122,021 41,148
JPMorgan Chase  871,804 91,104
Signature Bank  109,070 16,470
SVB Financial Group (1) 43,205 14,507
U.S. Bancorp  127,900 5,157
Wells Fargo  2,650,401 106,599
429,863
Capital Markets 2.7%
Ares Management, Class A  84,854 5,257
Bank of New York Mellon  298,836 11,511
Blue Owl Capital  470,135 4,339
Charles Schwab  776,598 55,814
CME Group  121,779 21,571
Goldman Sachs Group  208,499 61,101
Intercontinental Exchange  322,084 29,100
Invesco  335,354 4,595
Morgan Stanley  231,135 18,262
MSCI  45,725 19,286
S&P Global  145,175 44,329
State Street  277,962 16,903
292,068
Consumer Finance 0.3%
American Express  241,800 32,621
32,621
Diversified Financial Services 1.9%
Apollo Global Management  205,267 9,545
Berkshire Hathaway, Class B (1) 493,743 131,839
Corebridge Financial (1) 1,109,074 21,837
Equitable Holdings  984,207 25,934
Voya Financial  232,541 14,069
203,224
Insurance 2.4%
American International Group  945,550 44,895
Assurant  156,469 22,730
Chubb  328,495 59,747
Hartford Financial Services Group  799,277 49,507
Marsh & McLennan  123,443 18,429
MetLife  527,937 32,088
RenaissanceRe Holdings  235,119 33,008
260,404
Total Financials 1,218,180

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 15.3%
Biotechnology 2.2%
AbbVie  719,663 96,586
Amgen  76,922 17,338
Biogen (1) 102,008 27,236
Moderna (1) 222,681 26,332
Regeneron Pharmaceuticals (1) 53,435 36,810
Vertex Pharmaceuticals (1) 112,389 32,541
236,843
Health Care Equipment & Supplies 2.5%
Abbott Laboratories  375,187 36,303
Becton Dickinson & Company  206,265 45,962
Cooper  30,692 8,100
Dexcom (1) 290,856 23,425
Intuitive Surgical (1) 280,943 52,660
Medtronic  306,537 24,753
STERIS  63,111 10,494
Stryker  233,550 47,303
Zimmer Biomet Holdings  242,640 25,368
274,368
Health Care Providers & Services 3.7%
Centene (1) 336,270 26,165
Cigna  86,088 23,887
CVS Health  291,425 27,793
Elevance Health  123,549 56,121
HCA Healthcare  46,755 8,593
Humana  81,916 39,745
McKesson  22,955 7,802
Molina Healthcare (1) 73,876 24,367
UnitedHealth Group  369,966 186,848
401,321
Health Care Technology 0.1%
Veeva Systems, Class A (1) 48,949 8,071
8,071
Life Sciences Tools & Services 2.0%
Agilent Technologies  180,554 21,947
Charles River Laboratories International (1) 29,900 5,884
Danaher  328,572 84,867
Illumina (1) 27,482 5,243
Thermo Fisher Scientific  180,700 91,649
West Pharmaceutical Services  25,868 6,366
215,956

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pharmaceuticals 4.8%
AstraZeneca, ADR  500,717 27,459
Bristol-Myers Squibb  145,226 10,324
Elanco Animal Health (1) 1,886,553 23,412
Eli Lilly  486,511 157,313
Johnson & Johnson  696,900 113,846
Merck  437,419 37,671
Pfizer  1,154,720 50,531
Sanofi, ADR  275,309 10,467
Viatris  2,246,144 19,137
Zoetis  418,626 62,078
512,238
Total Health Care 1,648,797
INDUSTRIALS & BUSINESS SERVICES 7.4%
Aerospace & Defense 0.8%
Boeing (1) 288,515 34,933
L3Harris Technologies  141,077 29,320
Raytheon Technologies  40,947 3,352
Textron  270,099 15,736
TransDigm Group  12,214 6,410
89,751
Air Freight & Logistics 0.4%
FedEx  112,432 16,693
United Parcel Service, Class B  134,346 21,702
38,395
Airlines 0.3%
Southwest Airlines (1) 624,822 19,270
United Airlines Holdings (1) 247,074 8,037
27,307
Building Products 0.4%
Trane Technologies  260,310 37,696
37,696
Commercial Services & Supplies 0.3%
Waste Connections  261,831 35,381
35,381
Construction & Engineering 0.1%
WillScot Mobile Mini Holdings (1) 320,017 12,906
12,906
Electrical Equipment 0.4%
AMETEK  34,403 3,902
Generac Holdings (1) 93,263 16,614

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rockwell Automation  84,206 18,113
38,629
Industrial Conglomerates 1.8%
General Electric  1,424,931 88,217
Honeywell International  370,971 61,941
Roper Technologies  123,044 44,252
194,410
Machinery 1.4%
Cummins  199,246 40,548
Fortive  218,806 12,756
Ingersoll Rand  704,582 30,480
Otis Worldwide  242,612 15,479
PACCAR  365,860 30,619
Stanley Black & Decker  220,630 16,594
146,476
Professional Services 0.2%
CoStar Group (1) 226,966 15,808
TransUnion  114,010 6,783
22,591
Road & Rail 1.1%
Canadian Pacific Railway  349,053 23,289
CSX  887,100 23,632
JB Hunt Transport Services  84,601 13,233
Norfolk Southern  42,344 8,877
Old Dominion Freight Line  135,806 33,785
Saia (1) 60,734 11,540
114,356
Trading Companies & Distributors 0.2%
United Rentals (1) 86,912 23,477
23,477
Total Industrials & Business Services 781,375
INFORMATION TECHNOLOGY 25.9%
Communications Equipment 0.4%
Arista Networks (1) 165,198 18,649
Cisco Systems  635,133 25,406
44,055
Electronic Equipment, Instruments & Components 0.3%
Amphenol, Class A  8,730 584
Teledyne Technologies (1) 96,192 32,462
33,046

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 4.6%
Accenture, Class A  358,144 92,150
Cognizant Technology Solutions, Class A  148,234 8,515
Fiserv (1) 840,968 78,689
FleetCor Technologies (1) 275,088 48,462
Global Payments  411,396 44,451
Mastercard, Class A  320,232 91,055
MongoDB (1) 21,800 4,329
Visa, Class A  723,226 128,481
496,132
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices (1) 902,071 57,155
ASML Holding  22,600 9,387
Broadcom  153,123 67,988
KLA  128,764 38,968
Lam Research  25,550 9,351
Marvell Technology  383,697 16,464
Monolithic Power Systems  33,232 12,077
NVIDIA  1,065,961 129,397
ON Semiconductor (1) 436,642 27,216
QUALCOMM  416,609 47,069
415,072
Software 9.4%
Adobe (1) 136,939 37,686
Black Knight (1) 155,097 10,039
Cadence Design Systems (1) 120,354 19,670
Descartes Systems Group (1) 144,635 9,189
Fortinet (1) 464,345 22,813
Intuit  121,502 47,060
Microsoft  2,794,732 650,893
NortonLifeLock  474,100 9,548
Salesforce (1) 865,923 124,554
ServiceNow (1) 74,065 27,968
Synopsys (1) 126,314 38,590
Workday, Class A (1) 64,905 9,880
Zoom Video Communications, Class A (1) 110,261 8,114
1,016,004
Technology Hardware, Storage & Peripherals 7.4%
Apple  5,671,850 783,850
Pure Storage, Class A (1) 348,391 9,535
793,385
Total Information Technology 2,797,694

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 2.8%
Chemicals 2.0%
Air Products & Chemicals  116,763 27,174
CF Industries Holdings  150,124 14,449
Corteva  183,342 10,478
FMC  98,807 10,444
Linde  294,364 79,358
Nutrien  62,462 5,208
PPG Industries  39,803 4,406
RPM International  207,914 17,321
Sherwin-Williams  234,120 47,936
216,774
Construction Materials 0.1%
Vulcan Materials  87,393 13,783
13,783
Containers & Packaging 0.7%
Avery Dennison  117,967 19,193
Ball  213,348 10,309
International Paper  228,958 7,258
Packaging Corp. of America  112,389 12,620
Sealed Air  380,092 16,918
Westrock  150,580 4,652
70,950
Paper & Forest Products 0.0%
West Fraser Timber  55,622 4,032
4,032
Total Materials 305,539
REAL ESTATE 2.7%
Equity Real Estate Investment Trusts 2.7%
Alexandria Real Estate Equities, REIT  62,116 8,708
American Homes 4 Rent, Class A, REIT  126,407 4,147
American Tower, REIT  112,639 24,184
AvalonBay Communities, REIT  58,184 10,717
Camden Property Trust, REIT  31,541 3,768
Equinix, REIT  57,289 32,588
Equity LifeStyle Properties, REIT  106,325 6,681
Essex Property Trust, REIT  57,465 13,920
Extra Space Storage, REIT  82,867 14,312
Prologis, REIT  334,040 33,938
Public Storage, REIT  68,431 20,037
Rexford Industrial Realty, REIT  202,126 10,511
SBA Communications, REIT  227,861 64,861
Simon Property Group, REIT  179,123 16,076

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sun Communities, REIT  15,670 2,121
Welltower, REIT  283,403 18,229
Weyerhaeuser, REIT  79,000 2,256
Total Real Estate 287,054
UTILITIES 3.3%
Electric Utilities 1.9%
American Electric Power  93,100 8,049
Exelon  629,313 23,574
NextEra Energy  1,020,653 80,029
PG&E (1) 2,518,164 31,477
Southern  806,870 54,867
Xcel Energy  118,329 7,573
205,569
Multi-Utilities 1.4%
Ameren  400,225 32,238
CMS Energy  159,290 9,277
Dominion Energy  677,737 46,838
Sempra Energy  289,049 43,340
WEC Energy Group  244,827 21,895
153,588
Total Utilities 359,157
Total Common Stocks (Cost $10,381,888) 10,745,894
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.06% (2)(3) 7,984,584 7,985
7,985
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 3.279%, 2/16/23 (4) 2,900,000 2,861
2,861
Total Short-Term Investments (Cost $10,849) 10,846
Total Investments in Securities 99.7%
(Cost $10,392,737) $ 10,756,740
Other Assets Less Liabilities 0.3% 27,041
Net Assets 100.0% $ 10,783,781
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE U.S. Equity Research Fund

.
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.
.
.
.
(4) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 116 S&P 500 E-Mini Index contracts 12/22 20,889 $ (2,055)
Net payments (receipts) of variation margin to date 1,749
Variation margin receivable (payable) on open futures contracts $ (306)

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 3.06% $ —# $ — $ 329+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Treasury Reserve
Fund, 3.06% $ 74,067  ¤  ¤ $ 7,985^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $329 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,985.

T. ROWE PRICE U.S. Equity Research Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Equity Research Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE U.S. Equity Research Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE U.S. Equity Research Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 10,745,894 $ — $ — $ 10,745,894
Short-Term Investments 7,985 2,861 — 10,846
Total $ 10,753,879 $ 2,861 $ — $ 10,756,740
Liabilities
Futures Contracts* $ 2,055 $ — $ — $ 2,055
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F108-054Q3 09/22